Basis Of Semiannual Condensed Consolidated Financial Statements [Text Block]	6 Months Ended
Sep. 30, 2013
Basis Of Semiannual Condensed Consolidated Financial Statements [Text Block]

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2013. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes

Amendments to the Presentation of Comprehensive Income—In February 2013, the FASB issued new guidance which requires an entity to present separately for each component of other comprehensive income (“OCI”), current period reclassifications out of accumulated OCI and other amounts of current period OCI. In addition, the guidance requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2013. As a result of the adoption of this guidance, the presentation of the MUFG Group’s condensed consolidated statements of comprehensive income and condensed consolidated statement of equity changed, while disclosures related to accumulated OCI were added. This guidance had no impact on its financial position and result of operations. See Note 10 for further details of the required disclosures.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. In January 2013, the FASB issued further guidance which provides clarification that the scope of the guidance on disclosures about offsetting assets and liabilities applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with existing guidance or subject to an enforceable master netting arrangement or similar agreement. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The MUFG Group adopted this guidance on April 1, 2013, which had no impact on its financial position and results of operations. See Note 8 for further details of the required disclosures.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies that an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2013, which had no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date—In February 2013, the FASB issued new guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity—In March 2013, the FASB issued new guidance which requires the release of an entity’s cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendments to the Scope, Measurement, and Disclosure Requirements for Investment Companies—In June 2013, the FASB issued guidance that changed the approach for determining whether an entity is an investment company under U.S. GAAP, and set forth certain measurement and disclosure requirements. This guidance changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. In addition, this guidance requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. Also, this guidance requires additional disclosures about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption of this guidance is prohibited. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.